Short-term and Long-term Debt - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Unutilized committed credit facilities amount	¥ 245,847	¥ 150,693
Short-term debt [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	2.90%	3.20%
Short-term debt [member] | China Telecom Group [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	3.50%	3.50%
Loans from banks - unsecured and other loans - unsecured [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	3.50%	3.50%
Loans from banks - unsecured and other loans - unsecured [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	4.40%	4.60%
Super short-term commercial papers - unsecured [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	1.90%	2.10%
Super short-term commercial papers - unsecured [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument interest rate	2.20%	3.30%